Trade and Other Receivables - Gross and net amounts (Detail) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other receivables, Current	$ 1,449,294,549	$ 1,509,513,355
Trade receivables, Current	1,361,832,944	1,372,573,201
Accounts receivable from finance leases, Current	20,615,588	20,775,688
Other receivables, Current	66,846,017	116,164,466
Trade and other receivables, Non-current	903,678,141	691,147,645
Trade receivables, Non-current	763,183,696	518,816,944
Accounts receivable from finance leases, Non-current	136,992,126	168,923,002
Other receivables, Non-current	3,502,319	3,407,699
Gross Carrying Amount [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other receivables, Current	1,526,741,488	1,586,535,818
Trade receivables, Current	1,427,709,524	1,437,903,199
Accounts receivable from finance leases, Current	20,755,542	21,037,785
Other receivables, Current	78,276,422	127,594,834
Trade and other receivables, Non-current	916,729,235	703,330,626
Trade receivables, Non-current	775,262,173	529,584,066
Accounts receivable from finance leases, Non-current	137,964,743	170,338,861
Other receivables, Non-current	$ 3,502,319	$ 3,407,699